UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05202
BNY Mellon Investment Funds IV, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
8/31
Date of reporting period:
8/31/26
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Floating Rate Income Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Floating Rate Income Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class A – DFLAX
This annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$105	1.03%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class A shares returned 3.84%.
  In comparison, the S&P UBS Leveraged Loan Index (the “Index”) returned 4.87% for the same period.
What affected the Fund’s performance?
  The leveraged loan market advanced, as a first-half software sector sell-off gave way to improved risk sentiment and shifting U.S. Federal Reserve rate expectations in the second half.
  The strongest contributors to the Fund’s performance relative to the Index included credit selection and an underweight to the software sector.
  The most significant detractors from relative performance included the Fund’s modest cash position, held for liquidity, and weak credit selection in the automotive sector.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and S&P UBS Leveraged Loan Index on 8/31/2016. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 2.50%	1.22%	5.43%	4.39%
without Sales Charge	3.84%	5.96%	4.66%
Bloomberg U.S. Universal Index (broad-based index)	2.23%	0.10%	1.77%
S&P UBS Leveraged Loan Index	4.87%	6.15%	5.41%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$521	294	$3,930,251	60.66%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)

Industrial
17.0%
Consumer, Non-cyclical
16.8%
Consumer, Cyclical
13.2%
Financial
12.2%
Technology
11.8%
Communications
10.0%
Investment Companies
8.6%
Utilities
4.3%
Basic Materials
3.2%
Energy
2.6%
Collateralized Loan Obligations
1.7%
Net Other Assets and Liabilities
-1.4%

Allocation of Holdings (Based on Net Assets)

Floating Rate Loan Interests
86.2%
Investment Companies
8.6%
Corporate Bonds and Notes
4.9%
Collateralized Loan Obligations
1.7%
Convertible Corporate Bonds and Notes
0.3%
Equity Securities - Common Stocks
0.1%
Forward Foreign Currency Exchange Contracts
0.0%*
Unfunded Floating Rate Loan Interests Commitments
0.0%*
Net Other Assets and Liabilities
-1.8%

* Amount represents less than .1%.
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6240AR0826

BNY Mellon Floating Rate Income Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class C – DFLCX
This annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$181	1.78%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class C shares returned 3.20%.
  In comparison, the S&P UBS Leveraged Loan Index (the “Index”) returned 4.87% for the same period.
What affected the Fund’s performance?
  The leveraged loan market advanced, as a first-half software sector sell-off gave way to improved risk sentiment and shifting U.S. Federal Reserve rate expectations in the second half.
  The strongest contributors to the Fund’s performance relative to the Index included credit selection and an underweight to the software sector.
  The most significant detractors from relative performance included the Fund’s modest cash position, held for liquidity, and weak credit selection in the automotive sector.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and S&P UBS Leveraged Loan Index on 8/31/2016. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	2.23%	*	5.19%	3.89%
without Deferred Sales Charge	3.20%		5.19%	3.89%
Bloomberg U.S. Universal Index (broad-based index)	2.23%		0.10%	1.77%
S&P UBS Leveraged Loan Index	4.87%		6.15%	5.41%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$521	294	$3,930,251	60.66%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6241AR0826

BNY Mellon Floating Rate Income Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class I – DFLIX
This annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$80	0.78%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class I shares returned 4.13%.
  In comparison, the S&P UBS Leveraged Loan Index (the “Index”) returned 4.87% for the same period.
What affected the Fund’s performance?
  The leveraged loan market advanced, as a first-half software sector sell-off gave way to improved risk sentiment and shifting U.S. Federal Reserve rate expectations in the second half.
  The strongest contributors to the Fund’s performance relative to the Index included credit selection and an underweight to the software sector.
  The most significant detractors from relative performance included the Fund’s modest cash position, held for liquidity, and weak credit selection in the automotive sector.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and S&P UBS Leveraged Loan Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class I	4.13%	6.24%	4.94%
Bloomberg U.S. Universal Index (broad-based index)	2.23%	0.10%	1.77%
S&P UBS Leveraged Loan Index	4.87%	6.15%	5.41%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$521	294	$3,930,251	60.66%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6242AR0826

BNY Mellon Floating Rate Income Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class Y – DFLYX
This annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$80	0.78%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class Y shares returned 4.14%.
  In comparison, the S&P UBS Leveraged Loan Index (the “Index”) returned 4.87% for the same period.
What affected the Fund’s performance?
  The leveraged loan market advanced, as a first-half software sector sell-off gave way to improved risk sentiment and shifting U.S. Federal Reserve rate expectations in the second half.
  The strongest contributors to the Fund’s performance relative to the Index included credit selection and an underweight to the software sector.
  The most significant detractors from relative performance included the Fund’s modest cash position, held for liquidity, and weak credit selection in the automotive sector.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and S&P UBS Leveraged Loan Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class Y	4.14%	6.28%	4.97%
Bloomberg U.S. Universal Index (broad-based index)	2.23%	0.10%	1.77%
S&P UBS Leveraged Loan Index	4.87%	6.15%	5.41%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$521	294	$3,930,251	60.66%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0332AR0826

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Bradley J. Skapyak, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Skapyak is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $63,000 in 2025 and $56,700 in 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,200 in 2025 and $13,914 in 2026. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $5,175,452 in 2025 and $0 in 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 in 2025 and $3,310 in 2026. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2025 and $9,256 in 2026.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2025 and $157 in 2026.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2025 and $0 in 2026.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $0 in 2025 and $3,567,925 in 2026.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Floating Rate Income Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2026

Class	Ticker
A	DFLAX
C	DFLCX
I	DFLIX
Y	DFLYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Floating Rate Income Fund
SCHEDULE OF INVESTMENTS
August 31, 2026

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Collateralized Loan Obligations — 1.7%
Collateralized Loan Obligations Debt — 1.7%
Ares European XII DAC CLO, Ser. 12A, Cl. E, (3 Month EURIBOR +6.10%)(b),(c)	8.59	4/20/2032	EUR	1,450,000	1,690,263
Diameter Capital 3 Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.25%)(b),(c)	9.00	1/15/2038		1,400,000	1,409,807
Elmwood IV Ltd. CLO, Ser. 2020-1A, Cl. ER, (3 Month TSFR +6.15%)(b),(c)	9.88	4/18/2037		2,100,000	2,087,402
St. Pauls CLO, Ser. 11A, Cl. E, (3 Month EURIBOR +6.00%)(b),(c)	8.49	1/17/2032	EUR	1,000,000	1,123,595
Trimaran Cavu Ltd. CLO, Ser. 2019-1A, Cl. ER, (3 Month TSFR +6.00%)(b),(c)	9.73	1/20/2037		2,840,000	2,755,303
Total Collateralized Loan Obligations (cost $9,190,713)					9,066,370
Convertible Corporate Bonds and Notes — .3%
Diversified Financials — .1%
Cleanspark, Inc., Sr. Unscd. Notes(b),(d),(e)	0.00	2/15/2032		580,000	519,622
Media — .2%
EchoStar Corp., Sr. Scd. Bonds(f)	3.88	11/30/2030		290,000	783,058
Total Convertible Corporate Bonds and Notes (cost $1,444,808)					1,302,680
Corporate Bonds and Notes — 4.9%
Consumer Discretionary — .5%
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Scd. Notes(b)	11.88	4/15/2031		1,000,000	1,087,743
Resideo Funding II LLC, Gtd. Notes(b),(d)	4.00	9/1/2029		1,500,000	1,433,034
					2,520,777
Forest Products & Paper — .1%
Mercer International, Inc., Sr. Unscd. Notes(b),(d)	12.88	10/1/2028		1,000,000	370,000
Industrial — .2%
GrafTech Finance, Inc., Scd. Notes(b)	4.63	12/23/2029		1,801,000	1,045,458
GrafTech Global Enterprises, Inc., Scd. Notes(b)	9.88	12/23/2029		196,000	142,935
					1,188,393
Insurance — .2%
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes(b)	8.13	2/15/2032		1,000,000	942,120
Media — .5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	4.40	12/1/2061		200,000	123,781
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes(d)	5.50	4/1/2063		300,000	221,271
DISH DBS Corp., Gtd. Notes(g)	5.13	6/1/2029		1,500,000	1,386,683
Univision Communications, Inc., Sr. Scd. Notes(b)	8.88	4/15/2033		1,200,000	1,186,858
					2,918,593
Metals & Mining — .3%
Samarco Mineracao SA, Sr. Unscd. Notes(b),(f)	9.50	6/30/2031		1,771,091	1,791,970
Real Estate — .8%
CoreLogic, Inc., Scd. Notes(b)	12.00	2/1/2032		276,000	264,324
CoreLogic, Inc., Sr. Scd. Notes(b)	9.00	8/1/2031		724,000	719,723
Rithm Capital Corp., Sr. Unscd. Notes(b)	8.50	6/1/2031		2,000,000	2,023,126
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes(b)	6.00	1/15/2030		1,000,000	963,526
					3,970,699

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 4.9% (continued)
Retailing — .4%
PetSmart LLC/PetSmart Finance Corp., Gtd. Notes(b)	10.00	9/15/2033	1,000,000	999,384
Staples, Inc., Sr. Scd. Notes(b)	10.75	9/1/2029	1,000,000	961,277
				1,960,661
Technology Hardware & Equipment — .2%
Virtusa Corp., Sr. Unscd. Notes(b)	7.13	12/15/2028	1,000,000	893,877
Telecommunication Services — 1.5%
APLD ComputeCo 3 LLC, Sr. Scd. Notes(b)	7.00	6/15/2031	1,000,000	964,052
ELK Grove Village Property LLC, Sr. Scd. Notes(b),(d)	7.50	6/15/2031	800,000	770,907
Level 3 Financing, Inc., Gtd. Notes(b)	7.50	2/15/2037	945,610	939,023
Level 3 Financing, Inc., Gtd. Notes(b)	8.50	1/15/2036	1,408,450	1,473,965
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P	7.60	9/15/2039	500,000	463,706
Lumen Technologies, Inc., Sr. Unscd. Notes(b)	5.38	6/15/2029	1,000,000	960,738
Meridian Arc Holdco LLC, Sr. Scd. Notes(b)	6.25	4/30/2031	1,000,000	951,341
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(b)	6.50	2/15/2029	250,000	247,112
Zayo Group Holdings, Inc., Sr. Scd. Notes(b),(f)	13.75	9/9/2030	1,000,000	994,510
				7,765,354
Transportation — .2%
PODS LLC, Sr. Scd. Notes(b)	8.75	5/15/2031	1,000,000	942,766
Total Corporate Bonds and Notes (cost $26,228,755)				25,265,210

	Shares
Equity Securities - Common Stocks — .1%
Telecommunication Services — .1%
Altice LuxCo 3(h) (cost $418,571)	25,570	488,579
Exchange-Traded Funds — 2.5%
Registered Investment Companies — 2.5%
First Trust Senior Loan ETF(d)	55,605	2,497,220
Invesco Senior Loan ETF	194,568	4,002,264
Janus Henderson B-BBB CLO ETF(d)	52,760	2,498,714
State Street Blackstone Senior Loan ETF(d)	98,710	4,027,368
Total Exchange-Traded Funds (cost $12,984,977)		13,025,566

	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)
Floating Rate Loan Interests — 86.2%
Advertising — .9%
CB Poly US Holdings, Inc., Initial Term Loan, (3 Month TSFR +5.50%)(c)	9.23	5/21/2029	546,000	544,750
Neptune Bidco US, Inc., 2026 Dollar Term Loan B, (3 Month TSFR +5.10%)(c)	8.86	2/3/2033	4,155,120	4,151,754
				4,696,504
Aerospace & Defense — 1.6%
BCPE Lightning Buyer, Inc., Delayed Draw Term Loan, (1 Month TSFR +2.75%)(c)	2.75	7/23/2033	325,116	326,539
BCPE Lightning Buyer, Inc., Term Loan, (1 Month TSFR +2.75%)(c)	2.75	7/23/2033	1,416,884	1,423,083
Goat Holdco LLC, Term Loan B, (1 Month TSFR +2.50%)(c)	6.19	1/27/2032	1,065,323	1,069,606
Mahseer Holdings LLC, Initial Term Loan, (3 Month TSFR +3.25%)(c)	6.98	3/16/2033	1,613,670	1,622,142
TransDigm, Inc., Tranche Term Loan J, (1 Month TSFR +2.50%)(c)	6.19	2/28/2031	1,928,322	1,936,835
TransDigm, Inc., Tranche Term Loan N, (1 Month TSFR +2.50%)(c)	6.19	2/10/2033	498,750	500,775

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 86.2% (continued)
Aerospace & Defense — 1.6% (continued)
Zeus US Bidco LLC, Delayed Term Loan, (1 Month TSFR +2.75%)(c)	2.75	8/5/2033		299,567	300,223
Zeus US Bidco LLC, Term Loan, (1 Month TSFR +2.75%)(c)	2.75	8/5/2033		1,158,853	1,161,390
					8,340,593
Agriculture — .6%
Golden State Foods LLC, 2026 Syndicated Refinanced Term Loan, (1- 3 Month TSFR +3.50%)(c)	7.23	12/4/2031		2,871,942	2,883,516
Airlines — .9%
AAdvantage Loyalty IP Ltd., 2025 Incremental Term Loan, (3 Month TSFR +2.75%)(c)	6.48	5/28/2032		2,962,500	2,969,654
JetBlue Airways Corp., Initial Term Loan, (3 Month TSFR +4.75%)(c)	8.43	8/27/2029		1,787,526	1,552,547
					4,522,201
Automobiles & Components — 1.1%
Clarios Global LP, 2032 Amendment No. 7 Euro Term Loan, (1 Month EURIBOR +2.75%)(c)	5.00	1/28/2032	EUR	2,000,000	2,330,848
IXS Holdings, Inc., Initial Term Loan, (3 Month TSFR +5.50%)(c)	9.32	9/21/2029		2,286,900	2,283,149
SP Motion Holdco Ltd., Term Loan B, (1 Month TSFR +2.50%)(c)	2.50	6/24/2033		1,280,000	1,286,515
					5,900,512
Banks — .7%
Ascensus Holdings, Inc., 2024 Term Loan B, (1 Month TSFR +3.00%)(c)	6.69	11/26/2032		3,637,883	3,593,937
Building Materials — 2.4%
Emrld Borrower LP, Second Amendment Incremental Term Loan, (3 Month TSFR +2.25%)(c)	6.07	8/4/2031		2,425,425	2,434,957
OEP Glass Purchaser LLC, Initial Term Loan, (3 Month TSFR +4.00%)(c)	7.73	3/2/2033		2,804,500	2,806,267
Quikrete Holdings, Inc., Tranche Term Loan B-3, (1 Month TSFR +2.25%)(c)	5.94	2/10/2032		2,468,750	2,475,317
Tamko Building Products LLC, 2024 Specified Refinancing Term Loan, (1- 6 Month TSFR +2.75%)(c)	6.53	9/20/2030		2,365,598	2,254,723
Tamko Building Products LLC, Incremental Term Loan, (3 Month TSFR +3.00%)(c)	6.82	9/20/2030		1,555,000	1,483,081
Watlow Electric Manufacturing Co., 2026 Replacement Term Loan, (3 Month TSFR +2.75%)(c)	6.42	6/17/2033		1,002,361	1,009,513
					12,463,858
Chemicals — 3.3%
Bakelite US Holdco, Inc., Initial Term Loan, (3 Month TSFR +3.75%)(c)	7.48	12/23/2031		1,472,417	1,481,355
Bond US Bidco 1, Inc., USD Term Loan B, (1 Month TSFR +3.50%)(c)	7.24	6/24/2033		1,965,645	1,980,593
Envalior Finance GmbH, Facility USD Term Loan B-1, (3 Month TSFR +5.50%)(c)	9.32	4/3/2030		1,496,250	1,303,840
Innophos Holdings, Inc., Initial Term Loan, (1 Month TSFR +4.36%)(c)	8.05	3/30/2029		1,243,369	1,238,706
Nouryon Finance BV, 2026 Euro Term Loan B, (1-3 Month EURIBOR +3.50%)(c)	5.73	7/8/2031	EUR	1,845,864	2,158,557
Olympus Water US Holding Corp., Euro Term Loan B-5, (3 Month EURIBOR +3.25%)(c)	5.66	6/23/2031	EUR	2,000,000	2,331,080
Paint Intermediate III LLC, 2026 Refinancing Term Loan B, (3 Month TSFR +2.50%)(c)	6.27	10/9/2031		1,488,693	1,493,926
SCIH Salt Holdings, Inc., Term Loan B, (3 Month TSFR +2.75%)(c)	6.50	8/13/2031		1,696,000	1,690,522
SCIL USA Holdings LLC, Facility Term Loan B-2, (3 Month TSFR +4.00%)(c)	7.76	10/29/2032		1,466,341	1,479,172
USALCO LLC, 2025 Initial Term Loan, (3 Month TSFR +3.50%)(c)	7.26	9/30/2031		2,037,580	2,050,947
					17,208,698
Commercial & Professional Services — 6.8%
Albion Financing 3 Sarl, 2025-A Refinancing EUR Term Loan, (3 Month EURIBOR +3.00%)(c)	5.48	5/21/2031	EUR	2,000,000	2,343,648
American Auto Auction Group LLC, 2025 Refinancing Term Loan, (3 Month TSFR +4.50%)(c)	8.23	5/28/2032		2,272,158	2,290,336

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 86.2% (continued)
Commercial & Professional Services — 6.8% (continued)
Astro Acquisition LLC, 2026-1 New Term Loan, (3 Month TSFR +2.50%)(c)	6.23	8/30/2032		2,597,490	2,612,919
Avis Budget Car Rental LLC, Term Loan B, (1 Month TSFR +2.50%)(c)	6.19	7/16/2032		1,620,764	1,616,712
Berkeley Research Group Holdings LLC, Initial Term Loan, (3 Month TSFR +3.24%)(c)	6.98	5/3/2032		1,056,836	1,062,781
Catawba Nation Gaming Authority, Initial Term Loan B, (3 Month TSFR +4.75%)(c)	8.57	3/29/2032		2,486,000	2,518,243
CHG Healthcare Services, Inc., Amendment No. 8 Refinancing Term Loan, (1-3 Month TSFR +3.00%)(c)	6.82	9/30/2031		2,387,501	2,388,659
Ensemble RCM LLC, Term Loan B, (3 Month TSFR +3.00%)(c)	6.82	2/9/2033		1,339,960	1,342,057
Fleet US Bidco Inc, Facility Term Loan B-3, (6 Month TSFR +2.50%)(c)	6.48	2/10/2031		1,858,899	1,870,517
Imagefirst Holdings LLC, Initial Term Loan, (3 Month TSFR +3.00%)(c)	6.66	3/12/2032		1,538,460	1,537,814
Jupiter Buyer, Inc., Initial Term Loan, (3 Month TSFR +4.00%)(c)	7.73	11/3/2031		1,638,244	1,650,875
Prometric Holdings, Inc., Term Loan B, (1 Month TSFR +3.75%)(c)	7.44	6/25/2032		2,263,198	2,271,119
Raven Acquisition Holdings LLC, Initial Term Loan, (1 Month TSFR +3.00%)(c)	6.69	11/20/2031		1,848,168	1,847,743
TEI Holdings, Inc., 2024 Term Loan, (3 Month TSFR +4.00%)(c)	7.73	4/9/2031		1,829,097	1,813,668
University Support Services LLC, Initial Term Loan, (1 Month TSFR +2.75%)(c)	6.44	2/12/2029		2,181,758	2,182,271
Vaco Holdings LLC, Initial Term Loan, (3 Month TSFR +5.15%)(c)	8.88	1/22/2029		2,908,344	2,645,546
VM Consolidated, Inc., Term Loan B-4, (1 Month TSFR +2.00%)(c)	5.73	10/15/2032		1,516,000	1,472,794
XPLOR T1 LLC, Second Amendment Term Loan, (3 Month TSFR +3.25%)(c)	6.91	12/1/2032		2,053,169	1,965,909
					35,433,611
Consumer Discretionary — 6.0%
ADI Global Distribution Funding LLC, Initial Term Loan, (1 Month TSFR +2.75%)(c)	6.44	7/1/2033		1,304,000	1,309,705
Allwyn Entertainment Financing US LLC, Term Loan B, (3 Month TSFR +2.50%)(c)	6.32	1/18/2033		2,826,915	2,811,607
BCPE HIPH PARENT, Inc., Initial Term Loan, (3 Month TSFR +4.00%)(c)	7.73	7/5/2033		1,483,139	1,493,024
Crown Finance US, Inc., Term Loan B, (1 Month TSFR +4.50%)(c)	8.15	12/2/2031		2,754,790	2,770,974
Entain Holdings Gibraltar Ltd., Facility Term Loan B-5, (3 Month TSFR +2.25%)(c)	5.98	7/30/2032		1,488,750	1,487,879
Entain PLC, Facility Euro Term Loan B-4, (3 Month EURIBOR +3.50%)(c)	5.79	6/30/2028	EUR	1,511,858	1,778,682
Fertitta Entertainment LLC, Initial Term Loan B, (1 Month TSFR +3.25%)(c)	6.94	1/29/2029		1,566,909	1,572,299
Fitness International LLC, Term Loan B, (1 Month TSFR +4.50%)(c)	8.19	2/12/2029		2,314,180	2,324,594
Jack Ohio Finance LLC, 2025 Term Loan, (1 Month TSFR +4.00%)(c)	7.69	1/30/2032		1,708,947	1,697,206
Pioneer Opco LLC, Term Loan B, (1 Month TSFR +3.25%)(c)	6.94	5/16/2033		2,238,000	2,257,235
Recess Holdings, Inc., Amendment No. 5 Term Loan, (3 Month TSFR +3.75%)(c)	7.56	2/20/2030		2,020,135	2,023,691
RelaDyne, Inc., First Lien Term Loan B, (1 Month TSFR +3.50%)(c)	7.19	12/26/2028		1,492,462	1,492,604
S&S Holdings LLC, First Lien Initial Term Loan, (1 Month TSFR +5.10%)(c)	8.79	3/13/2028		1,653,460	1,658,214
S&S Holdings LLC, Second Lien Initial Term Loan, (1 Month TSFR +8.85%)(c)	12.54	3/12/2029		1,530,000	1,468,800
Sgh2 LLC, Initial Dollar Term Loan, (3 Month TSFR +4.50%)(c)	8.23	8/18/2032		234,449	235,182
Veritiv Operating Co., Initial Term Loan, (3 Month TSFR +4.00%)(c)	7.73	11/29/2030		2,397,300	2,397,552
Windsor Holdings III LLC, 2025 Refinancing Term Loan B, (1 Month TSFR +2.75%)(c)	6.44	8/1/2030		2,473,279	2,488,082
					31,267,330
Consumer Durables & Apparel — .5%
Beach Acquisition Bidco LLC, First Amendment Tranche Term Loan B-2, (1 Month EURIBOR +3.00%)(c)	5.28	9/13/2032	EUR	2,000,000	2,338,781
Consumer Staples — .5%
Hunter Douglas, Inc., Tranche Term Loan B-1, (3 Month TSFR +3.00%)(c)	6.73	1/20/2032		2,819,832	2,830,999

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 86.2% (continued)
Diversified Financials — 6.2%
Blackhawk Network Holdings, Inc., Term Loan B-2, (3 Month TSFR +3.50%)(c)	7.23	3/12/2029	3,239,713	3,225,539
Emma Buyer LLC, Closing Date Term Loan B, (1 Month TSFR +3.50%)(c)	3.50	7/15/2033	710,416	713,674
Emma Buyer LLC, Delayed Draw Term Loan, (1 Month TSFR +3.50%)(c)	3.50	7/14/2033	185,730	186,581
Emma Buyer LLC, Delayed Draw Term Loan, (1 Month TSFR +3.50%)(c)	3.50	7/14/2033	92,865	93,291
FNZ USA FinCo LLC, USD Initial Term Loan, (3 Month TSFR +5.00%)(c)	8.76	11/5/2031	2,706,738	2,031,758
Hudson River Trading LLC, Term Loan B-2, (1 Month TSFR +2.50%)(c)	6.16	3/18/2030	3,239,089	3,238,004
IMC Financing LLC, Term Loan B-1, (1 Month TSFR +2.50%)(c)	6.19	6/21/2032	3,077,910	3,088,175
Jump Financial LLC, Term Loan B-1, (3 Month TSFR +3.50%)(c)	7.23	2/26/2032	3,538,828	3,547,675
Jupiter Borrower, Inc., Initial Term Loan, (3 Month TSFR +2.75%)(c)	6.48	6/30/2033	1,649,000	1,658,968
Lereta LLC, Initial Term Loan, (1 Month TSFR +5.36%)(c)	9.05	8/7/2028	994,778	950,187
Nexus Buyer LLC, Amendment No. 10 Term Loan, (1 Month TSFR +4.00%)(c)	7.69	7/31/2031	956,770	948,848
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan, (1 Month TSFR +3.50%)(c)	7.19	7/31/2031	3,651,709	3,565,364
OID-OL Intermediate I LLC, Initial Second Out Term Loan, (3 Month TSFR +4.40%)(c)	8.22	2/1/2029	2,663,542	1,431,654
Pioneer AcquisitionCo LLC, Amendment No. 1 Initial Term Loan, (3 Month TSFR +2.50%)(c)	6.23	10/27/2032	1,458,345	1,460,474
Pretzel Parent, Inc., Initial Term Loan, (1 Month TSFR +4.50%)(c)	8.19	10/1/2031	1,800,036	1,765,538
The Edelman Financial Engines Center LLC, Term Loan B, (1 Month TSFR +4.00%)(c)	7.69	11/28/2031	985,901	992,408
Vericast Corp., 2024 Extended Term Loan, (3 Month TSFR +7.75%)(c)	11.50	6/17/2030	1,704,326	1,695,804
VFH Parent LLC, Term Loan B-2, (1 Month TSFR +2.50%)(c)	6.19	6/20/2031	1,529,000	1,529,474
				32,123,416
Electronic Components — 1.3%
Dresser Utility Solutions LLC, Delayed Term Loan, (1 Month TSFR +3.25%)(c)	3.25	8/4/2033	210,215	211,005
Dresser Utility Solutions LLC, Term Loan B, (1 Month TSFR +3.25%)(c)	3.25	8/4/2033	1,292,010	1,296,861
Dwyer Instruments LLC, Term Loan B, (3 Month TSFR +2.50%)(c)	6.28	7/25/2033	1,858,681	1,863,913
Forgent Power LLC, Refinancing Term Loan, (3 Month TSFR +2.25%)(c)	5.95	12/20/2032	1,653,855	1,653,855
Skyshield US Bidco Ltd., Facility USD Term Loan B, (6 Month TSFR +2.50%)(c)	6.37	6/23/2033	1,726,000	1,735,709
				6,761,343
Energy — 2.6%
Calcasieu Pass Funding LLC, Initial Term Loan, (6 Month TSFR +3.25%)(c)	6.95	4/11/2033	2,287,000	2,305,742
Crescent Midstream Intermediate Holdings LLC, Term Loan, (1 Month TSFR +3.25%)(c)	6.91	2/11/2033	1,500,000	1,509,690
Freeport LNG Investments LLP, Term Loan B, (3 Month TSFR +3.25%)(c)	6.98	1/31/2033	3,491,233	3,515,602
Liquid Tech Solutions Holdings LLC, Initial Term Loan, (3 Month TSFR +3.50%)(c)	7.23	10/12/2032	1,878,057	1,875,709
NGL Energy Operating LLC, Initial Term Loan, (1 Month TSFR +3.50%)(c)	7.14	3/11/2033	2,244,375	2,259,603
Traverse Midstream Partners LLC, Traverse Midstream Term Loan B, (3 Month TSFR +2.25%)(c)	5.99	4/21/2033	2,000,000	2,002,500
				13,468,846
Environmental Control — 1.8%
Arcwood Environmental, Inc., Initial Term Loan, (3 Month TSFR +3.00%)(c)	6.82	4/1/2033	2,059,000	2,077,016
EnergySolutions Holdco, Inc., Term Loan B, (1 Month TSFR +2.75%)(c)	2.75	7/22/2033	930,000	938,719
Geosyntec Consultants, Inc., Initial Term Loan, (1 Month TSFR +3.00%)(c)	6.69	7/31/2031	2,452,960	2,469,825
Madison IAQ LLC, 2026 BBG Repriced Term, (3 Month TSFR +1.75%)(c)	5.47	5/6/2032	1,710,799	1,710,662
Win Waste Innovations Holdings, Inc., Facility Term Loan B-3, (1 Month TSFR +2.75%)(c)	6.44	3/27/2028	2,283,239	2,291,184
				9,487,406

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 86.2% (continued)
Financials — .2%
ACI Rover Parent LLC, Initial Loan, (3 Month TSFR +2.25%)(c)	5.98	6/9/2033		1,000,000	1,001,250
Food Products — .9%
Fiesta Purchaser, Inc., Second Refinancing Term Loan, (1 Month TSFR +2.75%)(c)	6.44	2/12/2031		2,333,798	2,315,571
Max US Bidco, Inc., Initial Term Loan, (3 Month TSFR +5.00%)(c)	8.73	10/2/2030		2,767,586	2,622,994
					4,938,565
Health Care — 8.3%
1261229 BC Ltd., Initial Term Loan, (1 Month TSFR +6.25%)(c)	9.94	10/8/2030		3,190,315	3,180,058
ADMI Corp., Incremental Term Loan, (1 Month TSFR +3.49%)(c)	7.18	12/23/2027		1,931,116	1,832,417
Bella Holding Co. LLC, Initial Term Loan, (1 Month TSFR +3.25%)(c)	6.94	6/16/2033		1,243,000	1,246,499
Curium Bidco Sarl, 2025 Additional Term Loan, (3 Month TSFR +3.00%)(c)	6.73	8/7/2031		248,747	248,747
Curium Bidco Sarl, 2025 Facility Term Loan B, (3 Month EURIBOR +3.50%)(c)	5.79	8/7/2031	EUR	1,550,000	1,812,555
Gainwell Acquisition Corp., 2026 Refinancing Term Loan, (1 Month TSFR +4.50%)(c)	8.22	8/19/2031		2,405,000	2,420,031
Genmab A/S, Term Loan B-1, (3 Month TSFR +2.00%)(c)	5.73	12/13/2032		1,913,999	1,916,717
Global Medical Response, Inc., Initial Term Loan, (1 Month TSFR +3.25%)(c)	6.91	10/1/2032		2,231,579	2,244,880
Heartland Dental LLC, 2025 Replacement Term Loan, (1 Month TSFR +3.50%)(c)	7.19	8/25/2032		1,191,990	1,197,539
Hopper Merger Sub, Inc., Euro Initial Term Loan B, (3 Month EURIBOR +2.75%)(c)	5.05	4/7/2033	EUR	1,500,000	1,746,768
Hopper Merger Sub, Inc., USD Initial Term Loan B, (3 Month TSFR +2.25%)(c)	5.99	4/7/2033		1,900,000	1,874,986
LifePoint Health, Inc., Term Loan B, (3 Month TSFR +3.75%)(c)	7.50	5/19/2031		2,576,325	2,473,143
Midwest Physician Administrative Services LLC, 2026 Refinancing Term Loan, (1 Month TSFR +4.50%)(c)	8.19	3/13/2031		3,193,241	3,142,676
Pluto Acquisition I, Inc., Tranche Term Loan B, (3 Month TSFR +4.00%)(c)	7.76	9/20/2028		1,849,771	1,762,675
Radiology Partners, Inc., Term Loan B, (3 Month TSFR +4.50%)(c)	8.23	6/30/2032		2,114,025	2,103,455
Resonetics LLC, 2025 Specified Refinancing Term Commitment Loan, (3 Month TSFR +2.75%)(c)	6.58	6/18/2031		2,186,615	2,152,143
Sharp Services LLC, Tranche Term Loan E, (3 Month TSFR +3.00%)(c)	6.73	9/29/2032		3,201,363	3,226,045
Team Health Holdings, Inc., Term Loan, (3 Month TSFR +4.00%)(c)	7.82	6/30/2028		3,126,618	3,130,354
US Anesthesia Partners, Inc., Initial Term Loan, (1 Month TSFR +4.11%)(c)	7.82	10/2/2028		1,498,757	1,508,686
WCG Intermediate Corp., 2026 First Lien Refinancing Term Loan, (1 Month TSFR +2.75%)(c)	6.44	2/25/2032		2,180,053	2,183,803
WS Audiology A/S, Facility Term Loan B-11, (3 Month TSFR +3.25%)(c)	7.02	2/18/2032		1,990,000	1,974,249
					43,378,426
Industrial — 6.1%
Arcline FM Holdings LLC, 2025-1 Term Loan, (3 Month TSFR +2.75%)(c)	6.60	6/24/2030		3,619,031	3,640,148
Columbus McKinnon Corp., Term Loan B, (3 Month TSFR +3.50%)(c)	7.23	2/3/2033		1,361,291	1,368,948
DXP Enterprises, Inc., 2025 Incremental Term Loan, (1 Month TSFR +3.25%)(c)	6.94	10/11/2030		2,781,567	2,803,875
Engineered Machinery Holdings, Inc., 2026 USD Refinancing Term Loan, (3 Month TSFR +2.75%)(c)	6.49	11/26/2032		1,744,816	1,754,430
LSF12 Badger Bidco LLC, 2025 Term Loan B, (1 Month TSFR +5.00%)(c)	8.69	8/30/2030		1,664,009	1,683,777
Merlin Buyer, Inc., Initial Term Loan, (3 Month TSFR +4.00%)(c)	7.73	3/16/2033		1,593,000	1,606,541
Michael Baker International LLC, First Lien Term Loan B, (3 Month TSFR +4.00%)(c)	7.82	12/29/2028		1,745,570	1,754,027
Optimus Bidco SA, Term Loan B, (3 Month EURIBOR +5.00%)(c)	7.29	1/2/2029	EUR	1,000,000	1,071,530
Socotec US Holding, Inc., USD Incremental Term Facility 3, (3 Month TSFR +2.75%)(c)	6.42	6/2/2031		1,620,105	1,625,176

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 86.2% (continued)
Industrial — 6.1% (continued)
SunSource Borrower LLC, First Refinancing Term Loan, (1 Month TSFR +4.10%)(c)	7.79	3/25/2031		3,385,618	3,404,662
Tecta America Corp., 2026 Term Loan B, (1 Month TSFR +2.50%)(c)	6.19	2/18/2032		2,896,961	2,910,939
TK Elevator Midco Gmbh, Euro Term Loan B, (6 Month EURIBOR +3.00%)(c)	5.68	4/30/2030	EUR	3,500,000	4,097,481
Trilon Group LLC, Term Loan, (3 Month TSFR +3.50%)(c)	7.25	6/13/2033		1,516,143	1,518,046
Victory Buyer LLC, Initial Term Loan, (1 Month TSFR +3.00%)(c)	6.69	2/14/2033		2,713,000	2,729,617
					31,969,197
Information Technology — 8.8%
Ascend Learning LLC, Amendment No. 5 Term Loan, (1 Month TSFR +3.00%)(c)	6.69	12/11/2028		2,563,778	2,564,932
AthenaHealth Group, Inc., Fourth Amendment Term Loan, (1 Month TSFR +3.25%)(c)	6.94	2/17/2032		3,004,000	3,006,689
Avalara, Inc., Term Loan, (3 Month TSFR +2.50%)(c)	6.23	3/29/2032		1,474,780	1,449,281
BCPE Pequod Buyer, Inc., Initial Term Loan, (1 Month TSFR +2.75%)(c)	6.44	11/25/2031		2,487,516	2,474,854
Cloud Software Group LLC, New Initial Dollar Term Loan B, (3 Month TSFR +3.25%)(c)	6.98	8/16/2032		1,416,423	1,350,914
ConnectWise LLC, Initial Term Loan, (3 Month TSFR +3.76%)(c)	7.49	9/29/2028		2,074,016	2,007,346
CoreWeave Financing DDTL V LLC, Additional Term Loan, (1 Month TSFR +4.50%)(c)	8.15	11/17/2031		846,720	855,297
CoreWeave Financing DDTL V-V LLC, Term Loan, (1 Month TSFR +5.50%)(c)	9.15	9/2/2031		835,002	838,831
Cotiviti, Inc., Amendment No. 2 Term Loan, (1 Month TSFR +2.75%)(c)	6.46	3/29/2032		2,472,513	2,360,223
Cotiviti, Inc., Initial Floating Rate Term Loan, (1 Month TSFR +2.75%)(c)	6.46	5/1/2031		1,365,920	1,307,527
Ellucian Holdings, Inc., Term Loan B-1, (1 Month TSFR +2.50%)(c)	6.19	10/9/2029		1,741,184	1,708,537
EP Purchaser LLC, 2023 Incremental Term Loan, (3 Month TSFR +4.61%)(c)	8.38	11/6/2028		1,941,014	1,358,710
EP Purchaser LLC, Closing Date Term Loan, (3 Month TSFR +3.61%)(c)	7.38	11/6/2028		420,646	294,452
Epicor Software Corp., Term Loan F, (1 Month TSFR +2.75%)(c)	6.44	5/30/2031		1,954,975	1,915,876
Flash Charm, Inc., 2024 Term Loan B-2, (3 Month TSFR +3.50%)(c)	7.31	3/2/2028		1,238,488	1,084,024
Genesys Cloud Services, Inc., 2025 Dollar Term Loan, (1 Month TSFR +2.50%)(c)	6.19	1/30/2032		977,557	956,784
Genesys Cloud Services, Inc., 2025 Euro Term Loan, (3 Month EURIBOR +3.25%)(c)	5.71	1/30/2032	EUR	1,970,000	2,284,924
Icon Parent, Inc., 2025 Term Loan, (3 Month TSFR +2.75%)(c)	6.45	11/13/2031		1,380,479	1,328,960
IGT Holding IV AB, Term Loan B-7, (3 Month TSFR +3.00%)(c)	6.73	9/2/2031		1,660,838	1,662,914
Kaseya, Inc., Term Loan, (3 Month TSFR +3.25%)(c)	7.07	3/22/2032		3,601,816	2,753,876
Lambda Compute II LLC, Term Loan B, (1 Month TSFR +3.00%)(c)	3.00	12/31/2030		1,028,000	1,034,425
Mermaid Bidco, Inc., Euro Facility Term Loan B, (3 Month EURIBOR +3.75%)(c)	6.21	7/2/2031	EUR	1,500,000	1,739,424
Relativity Intermediate Holdco LLC, Term Loan, (1 Month TSFR +2.50%)(c)	6.19	1/31/2033		1,663,000	1,659,882
Renaissance Holdings Corp., 2024-2 Term Loan, (1 Month TSFR +4.00%)(c)	7.69	4/8/2030		940,125	727,131
Rithum Holdings, Inc., Term Loan, (3 Month TSFR +4.75%)(c)	8.48	7/21/2031		1,218,152	1,152,371
UKG, Inc., Term Loan B, (3 Month TSFR +2.25%)(c)	6.07	2/10/2031		2,843,557	2,768,757
Zelis Payments Buyer, Inc., Amendment No. 5 Term Loan, (1 Month TSFR +3.25%)(c)	6.94	11/26/2031		3,148,450	3,125,907
					45,772,848
Insurance — 2.5%
Acrisure LLC, 2024 Term Loan B-7, (1 Month TSFR +3.25%)(c)	6.94	6/21/2032		3,163,248	2,530,598
Alliant Holdings Intermediate LLC, 2025 Replacement Term Loan, (1 Month TSFR +2.50%)(c)	6.19	9/19/2031		2,458,791	2,456,123
Hyperion Refinance Sarl, 2025-3 Dollar Refinancing Term Loan, (1 Month TSFR +2.75%)(c)	6.44	4/18/2030		2,732,186	2,597,462
IMA Financial Group, Inc., 2026 Term Loan, (1 Month TSFR +3.25%)(c)	6.94	8/22/2033		1,292,000	1,294,830

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 86.2% (continued)
Insurance — 2.5% (continued)
OneDigital Borrower LLC, 2025 Refinancing Term Loan, (1 Month TSFR +3.00%)(c)	6.69	7/2/2031	1,810,724	1,793,975
Sedgwick Claims Management Services, Inc., 2024 Term Loan, (1 Month TSFR +2.50%)(c)	6.19	7/31/2031	2,084,588	2,087,204
				12,760,192
Internet Software & Services — 2.3%
Arches Buyer, Inc., Seventh Amendment Refinancing Term Loan, (1 Month TSFR +4.25%)(c)	7.94	8/4/2031	1,898,358	1,880,950
Delivery Hero Finco LLC, 2026 Dollar Term Loan, (3 Month TSFR +5.00%)(c)	8.74	6/25/2032	827,000	844,313
Delivery Hero Finco LLC, Extended Dollar Term Loan, (3 Month TSFR +5.00%)(c)	8.74	12/12/2029	1,926,589	1,951,875
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)(c)	7.94	5/3/2028	565,127	560,148
Proofpoint, Inc., 2025 Incremental Term Loan B, (3 Month TSFR +3.00%)(c)	6.73	8/31/2028	380,745	380,792
Proofpoint, Inc., 2026 Extended Term Loan, (3 Month TSFR +4.50%)(c)	8.25	8/30/2030	2,052,083	2,027,540
StubHub Holdco Sub LLC, Extended USD Term Loan B, (1 Month TSFR +4.75%)(c)	8.44	3/15/2030	1,420,026	1,427,716
The Knot Worldwide, Inc., Amendment No. 5 Term Loan, (1 Month TSFR +6.25%)(c)	9.94	1/31/2028	4,120,067	2,997,349
				12,070,683
Materials — 2.3%
Berling Packaging LLC, Term Loan, (3 Month TSFR +3.25%)(c)	6.98	6/9/2031	2,825,068	2,817,214
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term Loan B, (1 Month TSFR +3.25%)(c)	6.94	4/1/2032	1,870,949	1,847,562
Clydesdale Acquisition Holdings, Inc., Term Loan B, (1 Month TSFR +3.18%)(c)	6.86	4/13/2029	72,770	72,760
Graham Packaging Co., Inc., Initial Term Loan, (1 Month TSFR +2.25%)(c)	5.94	1/26/2033	2,270,310	2,278,495
Pregis TopCo LLC, Amendment No. 10 Refinancing Term Loan, (1 Month TSFR +3.75%)(c)	7.44	2/1/2029	2,449,064	2,468,045
Proampac PG Borrower LLC, First Lien Initial USD Term Loan, (3 Month TSFR +4.00%)(c)	7.82	3/7/2033	2,365,747	2,362,151
				11,846,227
Media — 3.2%
COGECO Financing 2 LP, 2028 Facility Term Loan B, (1 Month TSFR +2.61%)(c)	6.30	9/15/2028	1,168,667	1,095,626
CSC Holdings LLC, 2019 September Term Loan, (3 Month PRIME +1.50%)(c)	8.25	4/15/2027	489,236	292,318
Directv Financing LLC, 2025 Incremental Term Loan B, (3 Month TSFR +5.50%)(c)	9.32	2/18/2031	1,439,362	1,450,387
Discovery Global Holdings, Inc., Initial Dollar Term Loan, (1 Month TSFR +2.50%)(c)	6.19	6/3/2033	1,301,481	1,305,750
iHeartCommunications, Inc., Refinanced Term Loan B, (1 Month TSFR +5.89%)(c)	9.58	5/1/2029	2,381,954	2,119,939
Numericable US LLC, New USD Term Loan B-14, (3 Month TSFR +6.88%)(c)	10.62	5/15/2031	3,268,368	3,322,705
Sinclair Television Group, Inc., Term Loan B-6, (3 Month TSFR +3.56%)(c)	7.29	12/31/2029	2,402,350	2,225,188
The E.W. Scripps Co., New Tranche Term Loan B-2, (1 Month TSFR +5.86%)(c)	9.52	6/30/2028	969,017	971,789
The E.W. Scripps Co., Term Loan B-3, (1 Month TSFR +3.46%)(c)	7.12	11/30/2029	1,113,541	1,087,556
Virgin Media Bristol LLC, Facility Advance Term Loan Q, (1 Month TSFR +3.25%)(c)	7.00	1/31/2029	1,500,000	1,419,375
WideOpenWest Finance LLC, Super Senior Second Out Term Loan, (3 Month TSFR +3.26%)(c)	7.00	12/11/2028	1,582,972	1,429,622
				16,720,255

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 86.2% (continued)
Real Estate — 1.6%
CoreLogic, Inc., Initial Term Loan, (1 Month TSFR +4.25%)(c)	7.94	7/28/2031		3,572,000	3,508,365
CyrusOne Holdco LLC, Term Loan, (3 Month TSFR +4.00%)(c)	7.74	7/11/2033		2,024,000	1,975,090
Emeria SASU, Facility Term Loan B, (3 Month EURIBOR +3.50%)(c)	5.79	3/27/2028	EUR	1,000,000	883,423
Hill Top Energy Center LLC, Term Loan B, (1 Month TSFR +2.75%)(c)	6.48	6/28/2032		2,127,477	2,139,007
					8,505,885
Retailing — 2.8%
Harbor Freight Tools USA, Inc., Initial Term Loan, (1 Month TSFR +2.25%)(c)	5.94	6/11/2031		3,215,851	3,227,846
LBM Acquisition LLC, Incremental Term Loan B, (1 Month TSFR +3.85%)(c)	7.54	6/6/2031		1,551,887	1,210,123
Park River Holdings, Inc., 2025 First Lien Term Loan B, (3 Month TSFR +4.50%)(c)	8.23	3/17/2031		1,338,275	1,344,009
Peer Holding III BV, Facility Term Loan B-9, (3 Month EURIBOR +2.75%)(c)	5.04	10/14/2032	EUR	1,000,000	1,170,198
PetSmart LLC, Term Loan B, (1 Month TSFR +4.00%)(c)	7.69	8/18/2032		1,955,175	1,971,070
Restoration Hardware, Inc., Initial Term Loan, (1 Month TSFR +2.61%)(c)	6.30	10/20/2028		876,585	863,533
Staples, Inc., Closing Date Term Loan, (3 Month TSFR +5.75%)(c)	9.56	9/10/2029		1,822,191	1,711,958
White Cap Supply Holdings LLC, Tranche Term Loan C, (1 Month TSFR +3.25%)(c)	6.94	10/29/2029		2,548,605	2,552,530
White Cap Supply Holdings LLC, Tranche Term Loan D, (1 Month TSFR +3.50%)(c)	7.19	2/10/2033		591,000	591,739
					14,643,006
Semiconductors & Semiconductor Equipment — .6%
Altar Bidco, Inc., Initial Term Loan, (3 Month TSFR +3.35%)(c)	6.86	2/1/2029		1,017,351	1,022,636
Gryphon Acquire NewCo LLC, Term Loan B, (3 Month TSFR +2.75%)(c)	6.41	9/13/2032		2,196,960	2,208,527
					3,231,163
Technology Hardware & Equipment — 2.2%
Clover Holdings 2 LLC, Initial Floating Rate Term Loan, (1 Month TSFR +3.75%)(c)	7.39	12/9/2031		2,483,164	2,450,063
Indy US Holdco LLC, 2025 Term Loan, (1 Month TSFR +2.50%)(c)	5.98	10/31/2030		1,300,000	1,296,750
McAfee Corp., Refinancing Tranche Term Loan B-1, (1 Month TSFR +3.00%)(c)	6.73	3/1/2029		1,150,000	1,091,701
N-Able International Holdings II LLC, 2025 Term Loan, (3 Month TSFR +2.75%)(c)	6.51	11/26/2032		1,462,650	1,404,144
Peraton Corp., First Lien Term Loan B, (3 Month TSFR +3.85%)(c)	7.67	2/1/2028		2,521,011	2,401,792
Ping Identity Holding Corp., Initial Term Loan, (1 Month TSFR +2.75%)(c)	6.39	11/15/2032		2,159,588	2,137,992
Virtusa Corp., Term Loan B-2, (1 Month TSFR +3.25%)(c)	6.98	2/15/2029		850,000	828,325
					11,610,767
Telecommunication Services — 1.6%
Level 3 Financing, Inc., Term Loan B-5, (1 Month TSFR +2.75%)(c)	6.44	3/29/2032		3,647,000	3,665,873
NTI Buyer LLC, Initial Term Loan, (3 Month TSFR +4.25%)(c)	8.06	7/1/2033		1,521,250	1,506,037
Zayo Group Holdings, Inc., Dollar Term Loan, (1 Month TSFR +3.61%)(c),(f)	7.30	3/11/2030		3,036,375	3,043,723
					8,215,633
Transportation — 1.3%
Beacon Mobility Corp., 2026-1 Refinancing Term Loan, (1 Month TSFR +2.50%)(c)	6.26	8/6/2030		3,027,000	3,035,203
PODS LLC, Initial Term Loan, (1 Month TSFR +4.50%)(c)	8.14	5/14/2031		2,260,000	2,174,165
Stonepeak Nile Parent LLC, Amendment No 3 Term Loan, (3 Month TSFR +2.00%)(c)	5.66	4/9/2032		1,710,873	1,713,413
					6,922,781
Utilities — 4.3%
Cogentrix Finance Holdco I LLC, Repricing Term Loan, (1 Month TSFR +2.25%)(c)	5.94	2/26/2032		1,980,071	1,985,199

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 86.2% (continued)
Utilities — 4.3% (continued)
Compass Power Generation LLC, Tranche Term Loan B-5, (1 Month TSFR +2.50%)(c)	6.19	4/16/2029	2,401,692	2,411,828
CPV Shore Holdings LLC, Advance Term Loan B, (3 Month TSFR +3.25%)(c)	6.98	2/4/2032	2,293,508	2,304,975
CPV Three Rivers LLC, Term Loan, (3 Month TSFR +2.75%)(c)	6.48	4/18/2033	1,383,138	1,387,744
CPV Valley Holdings LLC, Advance Term Loan B, (3 Month TSFR +2.75%)(c)	6.48	2/17/2033	1,416,343	1,418,114
Eastern Power LLC, Term Loan B, (1 Month TSFR +4.75%)(c)	8.44	4/3/2029	2,157,841	2,173,486
EFS Cogen Holdings I LLC, Advanced Refinancing Term Loan B, (3 Month TSFR +2.50%)(c)	6.23	10/3/2031	1,917,748	1,920,625
Invenergy Thermal Operating I LLC, Term Loan B, (3 Month TSFR +2.75%)(c)	6.40	5/17/2032	3,240,644	3,264,949
Invenergy Thermal Operating I LLC, Term Loan C, (3 Month TSFR +2.86%)(c)	6.51	5/17/2032	214,372	215,980
Pathfinder Power LLC, Term Loan B, (1 Month TSFR +2.00%)(c)	2.00	6/22/2033	1,559,000	1,560,956
Potomac Energy Center LLC, Term Loan, (3 Month TSFR +2.75%)(c)	6.57	8/5/2032	2,212,575	2,229,169
South Field Energy LLC, Term Loan B, (3 Month TSFR +3.00%)(c)	6.73	8/29/2031	1,654,554	1,663,083
South Field Energy LLC, Term Loan C, (3 Month TSFR +3.00%)(c)	6.73	8/29/2031	108,455	109,014
				22,645,122
Total Floating Rate Loan Interests (cost $452,496,408)				449,553,551

	1-Day Yield (%)	Shares
Investment Companies — 5.8%
Registered Investment Companies — 5.8%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $30,249,483)	3.72	30,249,483	30,249,483
Investment of Cash Collateral for Securities Loaned — .3%
Registered Investment Companies — .3%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $1,740,190)	3.72	1,740,190	1,740,190
Total Investments (cost $534,753,905)		101.8%	530,691,629
Liabilities, Less Cash and Receivables(j)		(1.8%)	(9,371,849)
Net Assets		100.0%	521,319,780

CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
PRIME—Prime Lending Rate
TSFR—Term Secured Overnight Financing Rate Reference Rates
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, these securities amounted to $32,655,761 or 6.3% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
Security, or portion thereof, on loan. At August 31, 2026, the value of the fund’s securities on loan was $6,859,079 and the value of the collateral was
$7,033,476, consisting of cash collateral of $1,740,190 and U.S. Government & Agency securities valued at $5,293,286.  In addition, the value of collateral may include pending sales that are also on loan.

(e)	Security issued with a zero coupon.
(f)	Payment-in-kind security and interest may be paid in additional par.
(g)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2026 was $1,386,683, which represented .3% of net assets.

(h)	Non-income producing security.
(i)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(j)	Includes net unrealized appreciation/(depreciation) and/or market value of the unfunded floating rate loan interests which are excluded from the Schedule of Investments as shown in the table below:

Unfunded Loan Commitments
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Market Value ($)	Unrealized Appreciation (Depreciation)($)
Floating Rate Loan Interests — .0%
Aerospace & Defense — .0%
Mahseer Holdings LLC, Delayed Draw Term Loan, (1 Month TSFR +3.25%)(a)	3.25	3/16/2033	258,187	259,542	1,355
Building Materials — .0%
Watlow Electric Manufacturing Co., 2026 Delayed Draw Term Loan, (1 Month TSFR +2.75%)(a)	2.75	6/17/2033	105,639	106,393	754
Commercial & Professional Services — .0%
Raven Acquisition Holdings LLC, 2024 Delayed Draw Term Commitment Loan, (3 Month TSFR +3.00%)(a)	3.00	11/20/2031	133,594	133,563	(31)
Consumer Discretionary — .0%
BCPE HIPH PARENT, Inc., Delayed Draw Term Loan, (1 Month TSFR +4.00%)(a)	4.00	7/5/2033	157,994	159,047	1,053
Electronic Components — .0%
Dwyer Instruments LLC, Delayed Draw Term Loan, (1 Month TSFR +2.50%)(a)	2.50	7/25/2033	128,319	128,680	361
Energy — .0%
Liquid Tech Solutions Holdings LLC, Delayed Draw Term Loan, (1 Month TSFR +3.50%)(a)	3.50	10/12/2032	121,595	121,443	(152)
Industrial — .0%
Trilon Group LLC, Delayed Draw Term Loan, (1 Month TSFR +3.25%)(a)	3.25	6/13/2033	65,041	65,122	81

SCHEDULE OF INVESTMENTS (continued)
Unfunded Loan Commitments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Market Value ($)	Unrealized Appreciation (Depreciation)($)
Floating Rate Loan Interests — .0% (continued)
Information Technology — .0%
CoreWeave Financing DDTL V LLC, Additional Delayed Draw Term Loan, (1 Month TSFR +4.50%)(a)	4.50	11/17/2031	1,106,280	1,117,487	11,207
CoreWeave Financing DDTL V-V LLC, Delayed Draw Term Loan, (1 Month TSFR +5.50%)(a)	5.50	9/2/2031	995,998	1,000,564	4,567
				2,118,051	15,774
Total Floating Rate Loan Interests (cost $3,072,646)				3,091,841	19,195
Gross Unrealized Appreciation					19,378
Gross Unrealized Depreciation					(183)

TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 8/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - 5.8%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 5.8%	55,624,054	321,482,041	(346,856,612)	30,249,483	944,437
Investment of Cash Collateral for Securities Loaned - .3%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .3%	6,340,341	65,884,709	(70,484,860)	1,740,190	36,906††
Total - 6.1%	61,964,395	387,366,750	(417,341,472)	31,989,673	981,343

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets, Inc.
Euro	4,400,000	United States Dollar	5,137,110	9/29/2026	(20,521)
United States Dollar	40,808,348	Euro	34,945,000	9/29/2026	172,167
Gross Unrealized Appreciation					172,167
Gross Unrealized Depreciation					(20,521)
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $6,859,079)—Note 1(c):
Unaffiliated issuers	502,764,232	498,701,956
Affiliated issuers	31,989,673	31,989,673
Cash		229,083
Cash denominated in foreign currency	4,006,317	3,996,811
Cash collateral held by broker—Note 4		850,000
Receivable for investment securities sold		10,079,437
Dividends, interest and securities lending income receivable		3,503,168
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		172,167
Receivable for shares of Common Stock subscribed		105,066
Unrealized appreciation on unfunded loan commitments—Note 4		19,378
Prepaid expenses		74,731
		549,721,470
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		279,727
Payable for investment securities purchased		25,771,555
Liability for securities on loan—Note 1(c)		1,740,190
Payable for shares of Common Stock redeemed		439,796
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		20,521
Directors’ fees and expenses payable		14,392
Unrealized depreciation on unfunded loan commitments—Note 4		183
Other accrued expenses		135,326
		28,401,690
Net Assets ($)		521,319,780
Composition of Net Assets ($):
Paid-in capital		673,642,524
Total distributable earnings (loss)		(152,322,744)
Net Assets ($)		521,319,780

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	15,998,307	2,020,892	252,725,880	250,574,701
Shares Outstanding	1,480,569	187,361	23,488,596	23,311,962
Net Asset Value Per Share ($)	10.81	10.79	10.76	10.75
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended August 31, 2026

Investment Income ($):
Income:
Interest	48,003,245
Dividends:
Unaffiliated issuers	383,736
Affiliated issuers	944,437
Affiliated income net of rebates from securities lending—Note 1(c)	36,906
Total Income	49,368,324
Expenses:
Management fee—Note 3(a)	3,932,265
Shareholder servicing costs—Note 3(c)	308,709
Loan commitment fees—Note 2	192,199
Professional fees	171,569
Registration fees	140,126
Directors’ fees and expenses—Note 3(d)	74,783
Prospectus and shareholders’ reports	58,478
Chief Compliance Officer fees—Note 3(c)	29,500
Shareholder and regulatory reports service fees—Note 3(c)	20,000
Distribution plan fees—Note 3(b)	16,083
Custodian fees—Note 3(c)	3,287
Interest expense—Note 2	2,284
Miscellaneous	106,106
Total Expenses	5,055,389
Less—reduction in expenses due to undertaking—Note 3(a)	(240,054)
Net Expenses	4,815,335
Net Investment Income	44,552,989
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(13,096,059)
Net realized gain (loss) on forward foreign currency exchange contracts	1,062,171
Net Realized Gain (Loss)	(12,033,888)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(10,535,943)
Net change in unrealized appreciation (depreciation) on unfunded loan commitments	9,026
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	240,861
Net Change in Unrealized Appreciation (Depreciation)	(10,286,056)
Net Realized and Unrealized Gain (Loss) on Investments	(22,319,944)
Net Increase in Net Assets Resulting from Operations	22,233,045
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2026	2025
Operations ($):
Net investment income	44,552,989	67,770,350
Net realized gain (loss) on investments	(12,033,888)	(3,766,550)
Net change in unrealized appreciation (depreciation) on investments	(10,286,056)	(2,754,590)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,233,045	61,249,210
Distributions ($):
Distributions to shareholders:
Class A	(1,961,305)	(2,802,978)
Class C	(139,582)	(95,256)
Class I	(23,359,360)	(25,113,120)
Class Y	(21,924,264)	(38,340,792)
Total Distributions	(47,384,511)	(66,352,146)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	11,227,902	62,677,424
Class C	948,446	1,593,351
Class I	157,526,092	496,136,747
Class Y	36,970,517	106,502,633
Distributions reinvested:
Class A	1,841,372	2,673,341
Class C	133,910	89,272
Class I	23,134,648	24,903,349
Class Y	4,123,177	10,354,240
Cost of shares redeemed:
Class A	(29,451,360)	(67,270,400)
Class C	(1,122,669)	(532,737)
Class I	(338,875,693)	(301,569,841)
Class Y	(125,688,268)	(340,080,963)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(259,231,926)	(4,523,584)
Total Increase (Decrease) in Net Assets	(284,383,392)	(9,626,520)
Net Assets ($):
Beginning of Period	805,703,172	815,329,692
End of Period	521,319,780	805,703,172

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended August 31,
	2026	2025
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	1,029,436	5,635,064
Shares issued for distributions reinvested	169,284	240,809
Shares redeemed	(2,716,155)	(6,055,873)
Net Increase (Decrease) in Shares Outstanding	(1,517,435)	(180,000)
Class C(a)
Shares sold	87,032	143,327
Shares issued for distributions reinvested	12,354	8,055
Shares redeemed	(103,408)	(47,774)
Net Increase (Decrease) in Shares Outstanding	(4,022)	103,608
Class I(b)
Shares sold	14,558,163	44,726,088
Shares issued for distributions reinvested	2,136,302	2,252,146
Shares redeemed	(31,280,538)	(27,336,913)
Net Increase (Decrease) in Shares Outstanding	(14,586,073)	19,641,321
Class Y(b)
Shares sold	3,413,955	9,637,873
Shares issued for distributions reinvested	381,165	936,716
Shares redeemed	(11,583,102)	(30,863,284)
Net Increase (Decrease) in Shares Outstanding	(7,787,982)	(20,288,695)

(a)	During the period ended August 31, 2025, 18 Class C shares representing $198 were automatically converted to 18 Class A shares.
(b)
During the period ended August 31, 2026, 876 Class I shares representing $9,630 were exchanged for 872 Class A shares and 607,663 Class Y shares representing
$6,592,244 were exchanged for 602,727 Class I shares. During the period ended August 31, 2025, 4,764 Class I shares representing $52,834 were exchanged for 4,747 Class A shares, 54,297 Class Y shares representing $601,909 were exchanged for 54,054 Class A shares, 1,207,356 Class Y shares representing
$13,355,945 were exchanged for 1,206,158 Class I shares, and 135 Class I shares representing $1,498 were exchanged for 136 Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended August 31,
Class A Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	11.18	11.20	11.08	10.97	11.50
Investment Operations:
Net investment income(a)	.78	.85	.99	.83	.45
Net realized and unrealized gain (loss) on investments	(.36 )	(.04 )	.14	.10	(.54 )
Total from Investment Operations	.42	.81	1.13	.93	(.09 )
Distributions:
Dividends from net investment income	(.79 )	(.83 )	(1.01)	(.82 )	(.44 )
Net asset value, end of period	10.81	11.18	11.20	11.08	10.97
Total Return (%)(b)	3.84	7.53	10.69	8.97	(.83 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	1.08	1.02	1.03	1.04	1.06
Ratio of net expenses to average net assets(c)	1.03 (d)	1.02 (d),(e)	1.03 (e)	1.02 (d),(e)	1.03 (d)
Ratio of net investment income to average net assets(c)	7.13 (d)	7.67 (d),(e)	9.17 (e)	7.77 (d),(e)	4.05 (d)
Portfolio Turnover Rate	60.66	133.40	94.55	91.95	59.58
Net Assets, end of period ($ x 1,000)	15,998	33,517	35,588	13,068	20,367

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class C Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	11.16	11.19	11.07	10.96	11.49
Investment Operations:
Net investment income(a)	.69	.77	.94	.79	.36
Net realized and unrealized gain (loss) on investments	(.35 )	(.05 )	.10	.06	(.53 )
Total from Investment Operations	.34	.72	1.04	.85	(.17 )
Distributions:
Dividends from net investment income	(.71 )	(.75 )	(.92 )	(.74 )	(.36 )
Net asset value, end of period	10.79	11.16	11.19	11.07	10.96
Total Return (%)(b)	3.20	6.67	9.86	8.15	(1.54)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	1.87	1.83	1.85	1.88	1.89
Ratio of net expenses to average net assets(c),(d)	1.78	1.77 (e)	1.78 (e)	1.77 (e)	1.78
Ratio of net investment income to average net assets(c),(d)	6.37	6.93 (e)	8.41 (e)	7.20 (e)	3.30
Portfolio Turnover Rate	60.66	133.40	94.55	91.95	59.58
Net Assets, end of period ($ x 1,000)	2,021	2,137	982	713	765

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended August 31,
Class I Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	11.14	11.16	11.05	10.94	11.47
Investment Operations:
Net investment income(a)	.80	.88	1.08	.87	.48
Net realized and unrealized gain (loss) on investments	(.36 )	(.04 )	.07	.09	(.54 )
Total from Investment Operations	.44	.84	1.15	.96	(.06 )
Distributions:
Dividends from net investment income	(.82 )	(.86 )	(1.04)	(.85 )	(.47 )
Net asset value, end of period	10.76	11.14	11.16	11.05	10.94
Total Return (%)	4.13	7.87	10.92	9.25	(.56 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	.86	.79	.76	.77	.82
Ratio of net expenses to average net assets(b)	.78 (c)	.77 (c),(d)	.76 (d)	.77 (d)	.78 (c)
Ratio of net investment income to average net assets(b)	7.38 (c)	7.92 (c),(d)	9.44 (d)	8.11 (d)	4.30 (c)
Portfolio Turnover Rate	60.66	133.40	94.55	91.95	59.58
Net Assets, end of period ($ x 1,000)	252,726	424,013	205,785	136,816	144,274

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class Y Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	11.13	11.15	11.03	10.93	11.45
Investment Operations:
Net investment income(a)	.80	.88	1.05	.89	.49
Net realized and unrealized gain (loss) on investments	(.36 )	(.04 )	.11	.06	(.54 )
Total from Investment Operations	.44	.84	1.16	.95	(.05 )
Distributions:
Dividends from net investment income	(.82 )	(.86 )	(1.04)	(.85 )	(.47 )
Net asset value, end of period	10.75	11.13	11.15	11.03	10.93
Total Return (%)	4.14	7.88	10.94	9.31	(.45 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	.78	.73	.74	.73	.73
Ratio of net expenses to average net assets(b)	.78 (c)	.73 (d)	.74 (d)	.73 (d)	.73
Ratio of net investment income to average net assets(b)	7.38 (c)	7.95 (d)	9.45 (d)	8.19 (d)	4.35
Portfolio Turnover Rate	60.66	133.40	94.55	91.95	59.58
Net Assets, end of period ($ x 1,000)	250,575	346,037	572,975	611,207	685,544

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Floating Rate Income Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds IV, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek high current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. The Adviser has engaged BSP NY LLC, Formerly Alcentra NY, LLC (the “Sub-Adviser”) to serve as the sub-adviser to the fund, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser. As sub-adviser to the fund, the Sub-Adviser, subject to the Adviser’s supervision, provides day-to-day management of the fund’s investments. The Sub-Adviser, located at One Madison Avenue, Suite 1600, New York, NY 10010, is a registered investment adviser specializing in sub-investment grade corporate credit investment strategies. The Sub-Adviser is a subsidiary of Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton (“Franklin Templeton”). Franklin Templeton, through its specialist investment managers, offers boutique specialization on a global scale, bringing extensive capabilities in fixed income, equity, alternatives, and multi-asset solutions.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (75 million shares authorized), Class C (75 million shares authorized), Class I (75 million shares authorized) and Class Y (275 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Company’s Board of Directors (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Equity investments, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.

NOTES TO FINANCIAL STATEMENTS (continued)
Forward foreign currency exchange contracts (“forward contracts”) generally are valued using the forward rate obtained from a Service and are categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	—	9,066,370	—	9,066,370
Convertible Corporate Bonds and Notes	—	1,302,680	—	1,302,680
Corporate Bonds and Notes	—	25,265,210	—	25,265,210
Equity Securities - Common Stocks	—	488,579	—	488,579
Exchange-Traded Funds	13,025,566	—	—	13,025,566
Floating Rate Loan Interests	—	449,553,551	—	449,553,551
Investment Companies	31,989,673	—	—	31,989,673
	45,015,239	485,676,390	—	530,691,629
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	172,167	—	172,167
Unfunded Floating Rate Loan Interests Commitments††	—	19,378	—	19,378
	—	191,545	—	191,545
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(20,521)	—	(20,521)
Unfunded Floating Rate Loan Interests Commitments††	—	(183)	—	(183)
	—	(20,704)	—	(20,704)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government

NOTES TO FINANCIAL STATEMENTS (continued)
and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2026, BNY earned $5,031 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of August 31, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	6,859,079
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(6,859,079)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. In addition, the rates on floating rate instruments adjust periodically with changes in

NOTES TO FINANCIAL STATEMENTS (continued)
market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.
High Yield Securities Risk: High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.
Floating Rate Loan Risk: Unlike publicly-traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the fund’s ability to pay redemption proceeds within the allowable time periods. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads.  The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund’s portfolio managers may be required to rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer’s obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. Floating rate loans may not be considered to be “securities” for purposes of the anti-fraud protections of the federal securities laws, including those with respect to the use of material non-public information, so that purchasers, such as the fund, may not have the benefit of these protections.
Subordinated Securities Risk: Holders of securities that are subordinated or “junior” to more senior securities of an issuer are entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on the market value of these securities. Subordinated loans generally have greater price volatility than senior loans and may be less liquid.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
On August 31, 2026, the Board declared a cash dividend of $.058, $.052, $.060 and $.060 per share from undistributed net investment income for Class A, Class C, Class I and Class Y shares, respectively, payable on September 1, 2026 to shareholders of record as of the close of business on August 31, 2026, with an ex-dividend date of September 1, 2026.

NOTES TO FINANCIAL STATEMENTS (continued)
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At August 31, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $5,305,340, accumulated capital losses $153,092,401 and unrealized depreciation $4,535,683.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2026. The fund has $32,079,077 of short-term capital losses and $121,013,324 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2026 and August 31, 2025 were as follows: ordinary income $47,384,511 and $66,352,146, respectively.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended August 31, 2026, the fund was charged $2,284 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended August 31, 2026 was approximately $49,315 with a related weighted average annualized interest rate of 4.63%. As of August 31, 2026, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2025 through December 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after December 31,

NOTES TO FINANCIAL STATEMENTS (continued)
2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $240,054 during the period ended August 31, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
During the period ended August 31, 2026, the Distributor retained $324 from commissions earned on sales of the fund’s Class A shares, $1,229 and $6,407 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended August 31, 2026, Class C shares were charged $16,083 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended August 31, 2026, Class A and Class C shares were charged $63,796 and $5,361, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2026, the fund was charged $6,454 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2026, the fund was charged $3,287 pursuant to the custody agreement.
During the period ended August 31, 2026, the fund was charged $29,500 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended August 31, 2026, the Custodian was compensated $20,000 for financial reporting and regulatory services.

NOTES TO FINANCIAL STATEMENTS (continued)
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $283,949, Distribution Plan fees of $1,259, Shareholder Services Plan fees of $3,829, Custodian fees of $1,951, Chief Compliance Officer fees of $3,704, Transfer Agent fees of $1,725 and shareholder and regulatory reports service fees of $6,667, which are offset against an expense reimbursement currently in effect in the amount of $23,357.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended August 31, 2026, amounted to $355,420,799 and $603,852,021, respectively.
Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At August 31, 2026, the fund had unfunded commitments of $3,072,646 and had sufficient cash and/or securities to cover these commitments.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended August 31, 2026 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at August 31, 2026 are set forth in the Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

NOTES TO FINANCIAL STATEMENTS (continued)
Fair value of derivative instruments as of August 31, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Foreign Exchange Risk	172,167 (1)	Foreign Exchange Risk	(20,521)(1)
Gross fair value of derivative contracts	172,167		(20,521)

Statement of Assets and Liabilities location:
(1)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The effect of derivative instruments in the Statement of Operations during the period ended August 31, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(1)	Total
Foreign Exchange	1,062,171	1,062,171
Total	1,062,171	1,062,171

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(2)	Total
Foreign Exchange	240,861	240,861
Total	240,861	240,861

Statement of Operations location:
(1)	Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At August 31, 2026, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	172,167	(20,521)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	172,167	(20,521)
Derivatives not subject to Master Agreements	-	-
Total gross amount of assets and liabilities subject to Master Agreements	172,167	(20,521)

NOTES TO FINANCIAL STATEMENTS (continued)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of August 31, 2026:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)	Net Amount of Assets ($)
Citigroup Global Markets, Inc.	172,167	(20,521)	-	151,646

Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	Net Amount of Liabilities ($)
Citigroup Global Markets, Inc.	(20,521)	20,521	-	-

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended August 31, 2026:
Average Market Value ($)
Forward Contracts:
Forward Contracts Purchased in USD	2,572,224
Forward Contracts Sold in USD	57,899,005
At August 31, 2026, the cost of investments for federal income tax purposes was $535,273,848; accordingly, accumulated net unrealized depreciation on investments was $4,563,024, consisting of $5,187,405 gross unrealized appreciation and $9,750,429 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Floating Rate Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Floating Rate Income Fund (the “Fund”) (one of the funds constituting BNY Mellon Investment Funds IV, Inc. (the “Company”)), including the schedule of investments, as of August 31, 2026, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Investment Funds IV, Inc.) at August 31, 2026, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended August 31, 2025, and the financial highlights for each of the years in the four year period then ended, were audited by another independent registered public accounting firm whose report, dated October 23, 2025, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
October 23, 2026

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund reports the maximum amount allowable but not less than 93.65% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e) of the Internal Revenue Code.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund is a series of BNY Mellon Investment Funds IV, Inc. (the “Company”). KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Fund until its dismissal on January 1, 2026.
During each of the two fiscal years ended August 31, 2025 and August 31, 2024, and the subsequent interim period through January 1, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
The audit reports of KPMG on the financial statements of the Fund as of and for the fiscal years ended August 31, 2025 and August 31, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 19, 2025, the Audit Committee and Board of the Company approved the appointment of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm effective January 1, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. Accordingly, a change in the Fund’s independent registered public accounting firm was deemed to occur as of January 1, 2026.

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $104,283.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-6240NCSRAR0826

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5)(i) Change in Registrant's Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from Registrant's former Independent Public Accountant attached hereto.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds IV, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: October 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: October 28, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: October 28, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(3)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(a)(5)(i) Change in Registrant's Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from Registrant's former Independent Public Accountant attached hereto.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)